Stockholders’ Equity (Deficit) (Details) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 30, 2024	Mar. 13, 2024	Sep. 30, 2025	Dec. 31, 2024	Aug. 29, 2024	Dec. 31, 2023
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized			2,000,000	2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock authorized			300,000,000	300,000,000		300,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights			one vote	one vote
Common stock, shares outstanding			2,874,326	2,633,956		1,396,000
Common stock, shares issued			2,874,326	2,633,956		1,396,000
Other expenses (in Dollars)	$ 380,001	$ 522,867
Prefund purchase price (in Dollars per share)			$ 0.0001	$ 0.0001
Sale of units			Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.	Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.
Associated with the private placement (in Dollars)	380,001
Issuance of common stock (in Dollars)			$ 288	$ 13,169		$ 6,980
Warrants description			Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below),
Series A and B Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Gross proceeds (in Dollars)			$ 3,850,000	3,850,000
Issuance of warrants (in Dollars)		260,803	$ 17,820,998	$ 17,820,998
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of common stock (in Dollars)	222,566
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding			2,874,326
Common stock, shares issued			2,874,326
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued			1	1
Gross proceeds (in Dollars)	157,435	3,850,000
Issuance of private placement common stock (in Dollars)		$ 262,064
Prefunded units			102,667	102,667
Prefund purchase price (in Dollars per share)			$ 37.5	$ 37.5
Gross proceeds of deducting fees (in Dollars)	$ 4,000,000
Number of units issued			244,349	244,349
Issued price per unit (in Dollars per share)			$ 16.37	$ 16.37
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized				300,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock, shares outstanding				2,633,956		1,396,000
Common stock, shares issued					247,860	1,396,000